Reconciliation of net cash flow from operating activities	12 Months Ended
Mar. 31, 2019
Reconciliation of net cash flow from operating activities
Reconciliation of net cash flow from operating activities

 18. Reconciliation of net cash flow from operating activities

The table below shows how our (loss)/profit for the year from continuing operations translates into cash flows generated from our operating activities.

		2019	2018	2017
	Notes	€m	€m	€m
(Loss)/profit for the financial year		(7,644)	2,788	(6,079)
Loss from discontinued operations	7	3,535	1,969	4,107
(Loss)/profit for the financial year from continuing operations		(4,109)	4,757	(1,972)
Non-operating expense		7	32	1
Investment income		(433)	(685)	(474)
Financing costs		2,088	1,074	1,406
Income tax expense/(credit)	6	1,496	(879)	4,764
Operating (loss)/profit		(951)	4,299	3,725
Adjustments for:
Share-based payments and other non-cash charges		147	128	95
Depreciation and amortisation	10, 11	9,795	10,409	11,086
Loss on disposal of property, plant and equipment and intangible assets	3	33	36	22
Share of result of equity accounted associates and joint ventures		908	59	(47)
Impairment losses	4	3,525	—	—
Other expense/(income)		148	(213)	(1,052)
(Increase)/decrease in inventory		(131)	(26)	117
(Increase)/decrease in trade and other receivables	14	(31)	(1,118)	308
Increase/(decrease) in trade and other payables	15	739	286	(473)
Cash generated by operations		14,182	13,860	13,781
Net tax paid		(1,131)	(1,118)	(761)
Cash flows from discontinued operations		(71)	858	1,203
Net cash flow from operating activities		12,980	13,600	14,223